Use of Judgments and Estimates (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025
Use of Judgments and Estimates [Line Items]
Depreciation expense (in Dollars)		$ 20.3
Bottom of Range [Member]
Use of Judgments and Estimates [Line Items]
Useful life of mining rigs	2 years
Top of Range [Member]
Use of Judgments and Estimates [Line Items]
Useful life of mining rigs	5 years	3 years